July 1, 2008

BNY MELLON FUNDS TRUST
Supplement to Prospectus
Dated December 31, 2007
As revised, February 7, 2008
(Class M and Investor Shares)

The following information supersedes and replaces any contrary information contained in the Trust’s Prospectus:

The Bank of New York Mellon Corporation has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, the services previously provided to the funds by Mellon Bank, N.A. and/or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon. Any information in the prospectus relating to these companies, or to The Bank of New York, now relates to The Bank of New York Mellon. Wire transfers should continue to be sent using the same instructions currently listed in the prospectus, using the bank’s new name.

July 1, 2008

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Stock Fund
BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Supplement to Prospectus
Dated December 31, 2007
(Dreyfus Premier Shares)

The following information supersedes and replaces any contrary information contained in the Trust’s Prospectus:

The Bank of New York Mellon Corporation has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, the services previously provided to the funds by Mellon Bank, N.A., Mellon Trust of New England, N.A. and/or The Dreyfus Trust Company (DTC) are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon. Any information in the prospectus relating to these companies, or to The Bank of New York, now relates to The Bank of New York Mellon. Wire transfers should continue to be sent using the same instructions currently listed in the prospectus, using the bank’s new name.

The Bank of New York Mellon is now the custodian of any IRA or retirement plan accounts for which DTC previously served as custodian. In connection with this change, please make IRA contribution checks payable to BNY Mellon Funds, rather than to DTC.

July 1, 2008

BNY MELLON FUNDS TRUST
Supplement to Statement of Additional Information
Dated December 31, 2007
As revised, February 7, 2008

The following information supersedes and replaces any contrary information contained in the Trust’s Statement of Additional Information:

The Bank of New York Mellon Corporation has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, the services previously provided to the funds by Mellon Bank, N.A. and/or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon. Any information in the statement of additional information (SAI) relating to these companies, or to The Bank of New York, now relates to The Bank of New York Mellon.

The Bank of New York Mellon, One Wall Street, New York, New York 10286, now serves as custodian for the funds’ investments pursuant to the same terms and conditions currently described in the SAI. The Bank of New York Mellon is an affiliate of The Dreyfus Corporation.